Deposits	12 Months Ended
Mar. 31, 2012
Deposits

15. Deposits

Deposits at March 31, 2011 and 2012 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Time deposits	¥921,352	¥894,169	$10,879
Other deposits	143,823	209,345	2,547

Total	¥1,065,175	¥1,103,514	$13,426

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million ($122 thousand) or more were ¥581,761 million and ¥588,550 million ($7,161 million) at March 31, 2011 and 2012, respectively.

The maturity schedule of time deposits at March 31, 2012 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥517,647	$6,298
2014	120,256	1,463
2015	129,918	1,581
2016	66,772	812
2017	59,576	725

Total	¥894,169	$10,879